Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2018
Interest and similar income (Tables) [Abstract]
Main items of interest and similar charges accrued

The breakdown of the main items of interest and similar charges accrued in 2018, 2017 and 2016 is as follows:

Thousand of reais	2018	2017	2016

Cash and balances with the Brazilian Central Bank	5,095,828	5,953,765	7,315,570
Loans and advances - Credit institutions	2,977,670	5,107,355	7,472,729
Loans and advances - Customers	46,471,507	44,507,217	43,977,981
Debt instruments	13,629,167	13,456,802	14,783,164
Other interest	2,304,221	2,393,210	3,596,633
Total	70,478,393	71,418,349	77,146,077